Subsequent Events - Additional Information (Detail)										6 Months Ended	12 Months Ended
	Aug. 03, 2018 USD ($) shares	Jul. 27, 2018 USD ($)	Jul. 20, 2018 USD ($)	May 02, 2018 $ / shares shares	Feb. 26, 2018 shares	Feb. 09, 2018 USD ($) $ / shares shares	Nov. 06, 2017 $ / shares shares	Jul. 21, 2016 $ / shares shares	Jul. 19, 2016 shares	Jun. 30, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Jan. 25, 2018 shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
Subsequent Event [Line Items]
Number of pre-funded warrants										76,000
Common stock, shares issued (in shares)										932,159	263,305		24
Common stock, shares outstanding (in shares)										932,158	263,304		23
Common stock, shares authorized (in shares)									170,000,000	1,000,000,000	1,000,000,000		500,000,000
Reverse stock split ratio				0.0020			0.0029	0.0625
Reverse stock split				1:500			1:350
Common stock, par value (in dollars per share) | $ / shares								$ 0.01		$ 0.01	$ 0.01		$ 0.01
Number of fractional shares were issued in connected with the reverse stock split								0
Minimum [Member]
Subsequent Event [Line Items]
Warrants exercisable per share price (in dollars per share) | $ / shares											1,225		281,750	$ 2,072,000	$ 4,900,000
Reverse stock split ratio									0.1
Maximum [Member]
Subsequent Event [Line Items]
Warrants exercisable per share price (in dollars per share) | $ / shares											$ 19,712,000		$ 19,712,000	$ 19,712,000	$ 19,712,000
Reverse stock split ratio									0.05
Board of Directors [Member]
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)				1,000,000,000
Reverse stock split ratio				0.0020
Reverse stock split				1-for-500
Common stock, par value (in dollars per share) | $ / shares				$ 0.01
Board of Directors [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)					500,000,000
Reverse stock split ratio					0.01
Board of Directors [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)					1,000,000,000
Reverse stock split ratio					0.0020
OTCQB [Member]
Subsequent Event [Line Items]
Reverse stock split ratio				0.0020			0.0029
Reverse stock split				1:500
Common stock, par value (in dollars per share) | $ / shares				$ 0.01			$ 0.01
Number of fractional shares were issued in connected with the reverse stock split				0			0
Common Stock Issued [Member]
Subsequent Event [Line Items]
Number of fractional shares were issued in connected with the reverse stock split											93
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split ratio				0.002
Reverse stock split				1:500
Subsequent Event [Member] | Registered Offering [Member]
Subsequent Event [Line Items]
Number of registered common stock offering						212,000,000
Number of pre-funded warrants						38,000,000
Number of pre-funded warrants to purchase shares of common stock						38,000,000
Gross proceeds from sale of warrants | $						$ 5,000,000
Offering price | $ / shares						$ 0.02
Number of common stock purchase warrant						1
Number of shares to purchase upon common stock purchase warrant						2
Purchase of common stock warrants, pre-funded warrants shall be paid at offering, per unit | $ / shares						$ 0.019
Purchase of common stock warrants, pre-funded warrants shall be paid upon exercise, per unit | $ / shares						$ 0.001
Warrants expiration period						5 years
Warrants exercisable per share price (in dollars per share) | $ / shares						$ 0.02
Common stock, shares issued (in shares)						434,981,824
Common stock, shares outstanding (in shares)						434,981,824
Subsequent Event [Member] | Rights Offering [Member]
Subsequent Event [Line Items]
Shares of non-transferrable subscription rights	500
Number of stock subscription rights	1
Subscriptions proceeds | $	$ 50,000,000
Subsequent Event [Member] | Exchange Agreement [Member]
Subsequent Event [Line Items]
Shares issuable upon warrants exercised												108,900,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Gross proceeds from issuance of notes and warrants | $			$ 1,600,000
Subsequent Event [Member] | Minimum [Member] | Securities Purchase Agreement [Member] | Hudson Bay [Member]
Subsequent Event [Line Items]
Claims for monetary damages | $		$ 1,000,000
Subsequent Event [Member] | Maximum [Member] | Rights Offering [Member]
Subsequent Event [Line Items]
Purchase aggregate of common stock	28,571,429
Subsequent Event [Member] | OTCQB [Member]
Subsequent Event [Line Items]
Reverse stock split ratio				0.0020
Reverse stock split				1:500
Common stock, par value (in dollars per share) | $ / shares				$ 0.01
Number of fractional shares were issued in connected with the reverse stock split				0
Subsequent Event [Member] | Series D Warrants [Member] | Registered Offering [Member]
Subsequent Event [Line Items]
Number of warrants to purchase aggregate shares of common stock						500,000,000
Subsequent Event [Member] | Common Stock Issued [Member] | Registered Offering [Member]
Subsequent Event [Line Items]
Offering share issued						1
Subsequent Event [Member] | Warrants [Member] | Registered Offering [Member]
Subsequent Event [Line Items]
Offering share issued						1